Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions								12 Months Ended
	May 31, 2025	Jan. 31, 2025	Jul. 31, 2024	May 23, 2024	May 15, 2024	Mar. 22, 2024	May 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 14, 2025	Nov. 14, 2024	Nov. 14, 2023	Nov. 15, 2022
Number of shares repurchased										26,619,000
Purchase of treasury stock								¥ 251,629	¥ 211,434	¥ 138,840
Total amount the company can pay out as a dividend								¥ 2,452,000
Number of share acquired in share based payment arrangement				153,000	149,000
Common stock [member]
Number of authorized shares								9,000,000,000	3,000,000,000
Share repurchase program [member]
Shares authorized to be repurchased amount					¥ 100,000						¥ 100,000	¥ 150,000	¥ 150,000	¥ 200,000
Number of shares repurchased		40,086,100	9,561,800			20,132,000	37,640,000
Purchase of treasury stock		¥ 150,000	¥ 100,000			¥ 150,000	¥ 200,000
Shares authorized to be repurchased, shares					15,000,000						40,000,000	60,000,000	26,000,000	61,000,000
Shares repurchased during period shares	3,989,800
Shares repurchased during period value	¥ 15,000